STOCK-BASED COMPENSATION (Details) - $ / shares		1 Months Ended				12 Months Ended
	Oct. 02, 2017	Jan. 31, 2017	Aug. 31, 2016	May 31, 2016	Apr. 30, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Options outstanding						0	0
Number of options granted						2,500	0
Options exercised						0	0
Options cancelled/expired						0	0
Options outstanding						2,500	0	0
Options vested and exercisable						2,500	0
Weighted average fair value at the grant date (USD)						$ 7.7
Tranche 7 [Member]
Grant date						Jan. 03, 2012
Options outstanding						0	13,500
Number of options granted						0	0
Options exercised						0	(500)
Options cancelled/expired						0	(13,000)
Options outstanding						0	0	13,500
Options vested and exercisable						0	0
Weighted average fair value at the grant date (USD)						$ 14.5
Tranche 8 [Member]
Grant date						Jan. 02, 2013
Options outstanding						35,500	35,500
Number of options granted						0	0
Options exercised						0	0
Options cancelled/expired						(35,500)	0
Options outstanding						0	35,500	35,500
Options vested and exercisable						0	35,500
Weighted average fair value at the grant date (USD)						$ 7.6
Tranche 9 [Member]
Grant date						Jan. 02, 2014
Options outstanding						34,500	34,500
Number of options granted						0	0
Options exercised						0	0
Options cancelled/expired						0	0
Options outstanding						34,500	34,500	34,500
Options vested and exercisable						34,500	34,500
Weighted average fair value at the grant date (USD)						$ 6.5
Tranche 10 [Member]
Grant date						Jan. 02, 2015
Options outstanding						19,500	19,500
Number of options granted						0	0
Options exercised						0	0
Options cancelled/expired						0	0
Options outstanding						19,500	19,500	19,500
Options vested and exercisable						19,500	19,500
Weighted average fair value at the grant date (USD)						$ 7.5
Tranche 11 [Member]
Grant date						Jan. 04, 2016
Options outstanding						13,500	18,500
Number of options granted						0	0	18,500
Options exercised						0	(5,000)
Options cancelled/expired						0	0
Options outstanding						13,500	13,500	18,500
Options vested and exercisable						13,500	13,500
Weighted average fair value at the grant date (USD)						$ 9.0
Tranche 12 [Member]
Grant date						Apr. 19, 2016
Options outstanding						60,000	60,000
Number of options granted					60,000	0	0
Options exercised						0	0
Options cancelled/expired						0	0
Options outstanding						60,000	60,000	60,000
Options vested and exercisable						60,000	60,000
Weighted average fair value at the grant date (USD)						$ 15.4
Tranche 13 [Member]
Grant date						May 16, 2016
Options outstanding						20,000	20,000
Number of options granted				20,000		0	0
Options exercised						0	0
Options cancelled/expired						0	0
Options outstanding						20,000	20,000	20,000
Options vested and exercisable						20,000	20,000
Weighted average fair value at the grant date (USD)						$ 12.4
Tranche 14 [Member]
Grant date						Aug. 03, 2016
Options outstanding						20,000	20,000
Number of options granted			20,000			0	0
Options exercised						0	0
Options cancelled/expired						0	0
Options outstanding						20,000	20,000	20,000
Options vested and exercisable						20,000	20,000
Weighted average fair value at the grant date (USD)						$ 14.4
Tranche 15 [Member]
Grant date						Jan. 03, 2017
Options outstanding						18,000	0
Number of options granted		18,000				0	18,000
Options exercised						0	0
Options cancelled/expired						0	0
Options outstanding						18,000	18,000	0
Options vested and exercisable						18,000	18,000
Weighted average fair value at the grant date (USD)						$ 4.0
Tranche 16 [Member]
Grant date						Oct. 02, 2017
Number of options granted	2,500
Tranche 17 [Member]
Grant date						Dec. 22, 2017
Options outstanding						0	0
Number of options granted						8,800	0
Options exercised						0	0
Options cancelled/expired						0	0
Options outstanding						8,800	0	0
Options vested and exercisable						8,800	0
Weighted average fair value at the grant date (USD)						$ 4.4
Tranche 18 [Member]
Grant date						Jan. 02, 2018
Options outstanding						0	0
Number of options granted						29,000	0
Options exercised						0	0
Options cancelled/expired						0	0
Options outstanding						29,000	0	0
Options vested and exercisable						29,000	0
Weighted average fair value at the grant date (USD)						$ 5.1
Tranche 19 [Member]
Grant date						Mar. 01, 2018
Options outstanding						0	0
Number of options granted						20,000	0
Options exercised						0	0
Options cancelled/expired						0	0
Options outstanding						20,000	0	0
Options vested and exercisable						20,000	0
Weighted average fair value at the grant date (USD)						$ 5.1